Note 1 – Description Of Business and Summary of Significant Accounting Policies (Details) (USD $)	3 Months Ended		12 Months Ended		197 Months Ended	199 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2013
Note 1 – Description Of Business and Summary of Significant Accounting Policies (Details) [Line Items]
Research and Development Expense (in Dollars)	$ 0	$ 71,388	$ 35,544	$ 57,000	$ 2,935,949	$ 2,935,949
Stock Options and Warrants [Member]
Note 1 – Description Of Business and Summary of Significant Accounting Policies (Details) [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in Shares)	18,689,008	22,895,350	14,980,000	18,845,350
Convertible Debt Securities [Member]
Note 1 – Description Of Business and Summary of Significant Accounting Policies (Details) [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in Shares)	8,577,214	7,826,910	6,603,582	4,637,152
Minimum [Member]
Note 1 – Description Of Business and Summary of Significant Accounting Policies (Details) [Line Items]
Finite-Lived Intangible Asset, Useful Life	17 years		17 years
Maximum [Member]
Note 1 – Description Of Business and Summary of Significant Accounting Policies (Details) [Line Items]
Finite-Lived Intangible Asset, Useful Life	20 years		20 years